Customer and Vendor Concentration (Details 1) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Schedule of vendor concentration risk
Cost of Revenue		$ 3,750,595	$ 1,575,339	$ 11,468,010
Concentration risk, percentage				100.00%
Accounts Payable [Member]
Schedule of vendor concentration risk
Accounts Payable		$ 1,511,901		$ 995,105
Concentration risk, percentage		100.00%		100.00%
Vendor A [Member] | Accounts Payable [Member]
Schedule of vendor concentration risk
Accounts Payable		$ 269,622		$ 195,511
Concentration risk, percentage		18.00%		20.00%
Vendor B [Member] | Accounts Payable [Member]
Schedule of vendor concentration risk
Accounts Payable		$ 139,571		$ 33,270
Concentration risk, percentage		9.00%		3.00%
Vendor C [Member] | Accounts Payable [Member]
Schedule of vendor concentration risk
Accounts Payable		$ 173,051		$ 91,355
Concentration risk, percentage		11.00%		9.00%
Other vendors [Member] | Accounts Payable [Member]
Schedule of vendor concentration risk
Accounts Payable		$ 929,657		$ 674,969
Concentration risk, percentage		62.00%		68.00%
% of Purchases [Member] | Vendor A [Member]
Schedule of vendor concentration risk
Concentration risk, percentage				19.00%
% of Accounts payable, Trade [Member] | Vendor A [Member]
Schedule of vendor concentration risk
Concentration risk, percentage				20.00%
Cost of Revenue [Member]
Schedule of vendor concentration risk
Cost of Revenue		$ 3,750,595	$ 1,575,339
Concentration risk, percentage		100.00%	100.00%
Cost of Revenue [Member] | Vendor A [Member]
Schedule of vendor concentration risk
Cost of Revenue		$ 775,901	$ 286,154
Concentration risk, percentage		21.00%	18.00%
Cost of Revenue [Member] | Vendor B [Member]
Schedule of vendor concentration risk
Cost of Revenue		$ 423,981	$ 339,240
Concentration risk, percentage		11.00%	22.00%
Cost of Revenue [Member] | Vendor C [Member]
Schedule of vendor concentration risk
Cost of Revenue		$ 250,269
Concentration risk, percentage		7.00%	0.00%
Cost of Revenue [Member] | Other vendors [Member]
Schedule of vendor concentration risk
Cost of Revenue		$ 2,300,444	$ 949,945
Concentration risk, percentage		61.00%	60.00%